Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 2,194	$ 275
Accounts receivable, net	836	388
Investment in lease, net-current portion	20	27
Inventory, net	674	479
Prepaid expenses and other current assets	85	95
Total current assets	3,809	1,264
Property and equipment, net	52	70
Investment in lease, net-less current portion	39	61
License and supply agreement, net	1,072	1,262
Other asset	11	21
Total assets	4,983	2,678
Current liabilities:
Secured revolving credit facility	711
Accounts payable	872	585
Accrued expenses	218	240
Deferred revenue, current portion	70	70
Total current liabilities	1,871	895
Unsecured long-term note payable, net of debt issuance costs and debt discount of $233 and $349, respectively	954	838
Long-term portion of deferred revenue	208	278
Total liabilities	3,033	2,011
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2017 and 2016; no shares issued and outstanding at December 31, 2017 and 2016.
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2017 and 2016; 55,293,267 and 49,782,797 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively.	55	50
Additional paid-in capital	122,924	120,835
Accumulated other comprehensive income	77	67
Accumulated deficit	(121,106)	(120,285)
Total stockholders' equity	1,950	667
Total liabilities and stockholders' equity	$ 4,983	$ 2,678